NET LOSS PER SHARE (Details Narrative) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Net Loss Per Share Details Narrative
Number of antidilutive securities excluded from computation of earnings per share amount	5,913,420	5,041,110	5,004,836	1,352,326